March 9, 2016
FOLEY & LARDNER LLP
ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE
MILWAUKEE, WISCONSIN  53202-5306
414.271.2400 TEL
414.297.4900 FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
012156-0101

Via Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:  The Primary Trend Fund, Inc. – Definitive Proxy Materials

Ladies and Gentlemen:

On behalf of The Primary Trend Fund, Inc., a Wisconsin corporation and an open-end management investment company registered under the Investment Company Act of 1940 (the “Fund”), we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, the Fund’s definitive notice of special meeting, proxy statement and form of proxy card (under the cover page required by Rule 14a-6(m) and Schedule 14A) for use in conjunction with the special meeting of shareholders.  The special meeting has been set for March 31, 2016.

To the Fund’s knowledge, the only substantive matters to be considered at the special meeting of shareholders are to (i) elect three directors; (ii) approve a new investment advisory agreement between the Fund and Sims Capital Management LLC and (iii) approve a proposal to amend and restate the Fund’s Articles of Incorporation to change the name of the legal entity to “Sims Total Return Fund, Inc.” and authorize multiple classes of common stock.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter. D. Fetzer

 Peter D. Fetzer

Attachments

cc:	Lilli Gust Luke Sims

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.